Schedule of Investments (unaudited) April 30, 2019	iShares® Evolved U.S. Healthcare Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
Lockheed Martin Corp.	30	$10,000
Northrop Grumman Corp.	57	16,525
Raytheon Co.	39	6,926

		33,451

Biotechnology — 3.4%
Bio-Rad Laboratories Inc., Class A(a)	36	10,834
Exact Sciences Corp.(a)	249	24,574
Illumina Inc.(a)	313	97,656
Myriad Genetics Inc.(a)	144	4,533
NeoGenomics Inc.(a)	180	3,749

		141,346

Commercial Services — 1.2%
2U Inc.(a)	42	2,541
Adtalem Global Education Inc.(a)	87	4,291
AMN Healthcare Services Inc.(a)	99	5,154
ASGN Inc.(a)	24	1,513
Bright Horizons Family Solutions Inc.(a)	48	6,151
Career Education Corp.(a)	87	1,579
Graham Holdings Co., Class B	6	4,461
Grand Canyon Education Inc.(a)	57	6,606
Healthcare Services Group Inc.	132	4,468
HealthEquity Inc.(a)	42	2,845
HMS Holdings Corp.(a)	195	5,934
Insperity Inc.	30	3,587
Strategic Education Inc.	15	2,150

		51,280

Computers — 0.4%
Conduent Inc.(a)	180	2,309
Leidos Holdings Inc.	102	7,495
MAXIMUS Inc.	105	7,733

		17,537

Diversified Financial Services — 0.1%
WageWorks Inc.(a)	39	1,903

Electrical Components & Equipment — 0.1%
Novanta Inc.(a)	33	2,871

Electronics — 1.6%
Agilent Technologies Inc.	403	31,635
OSI Systems Inc.(a)	27	2,434
PerkinElmer Inc.	156	14,951
Waters Corp.(a)(b)	72	15,375

		64,395

Engineering & Construction — 0.1%
AECOM(a)	63	2,136

Environmental Control — 0.1%
Stericycle Inc.(a)	72	4,204

Health Care – Products — 46.3%
Abbott Laboratories	3,192	253,956
Abiomed Inc.(a)	93	25,799
Accelerate Diagnostics Inc.(a)(b)	72	1,404
Align Technology Inc.(a)	81	26,299
AngioDynamics Inc.(a)	72	1,479
AtriCure Inc.(a)	72	2,161
Atrion Corp.	3	2,640
Avanos Medical Inc.(a)	60	2,517

Security	Shares	Value

Health Care – Products (continued)
Axogen Inc.(a)	33	$775
Baxter International Inc.	564	43,033
Becton Dickinson and Co.	552	132,888
Bio-Techne Corp.	42	8,593
BioTelemetry Inc.(a)	69	3,754
Boston Scientific Corp.(a)	3,097	114,961
Bruker Corp.	114	4,400
Cantel Medical Corp.	36	2,482
Cardiovascular Systems Inc.(a)	63	2,239
Cooper Companies Inc. (The)	105	30,442
Cutera Inc.(a)	21	373
Danaher Corp.	973	128,864
Dentsply Sirona Inc.	279	14,265
Edwards Lifesciences Corp.(a)	492	86,626
Genomic Health Inc.(a)	36	2,316
Globus Medical Inc., Class A(a)	126	5,681
Haemonetics Corp.(a)	72	6,284
Henry Schein Inc.(a)	300	19,218
Hill-Rom Holdings Inc.	120	12,170
Hologic Inc.(a)(b)	492	22,819
ICU Medical Inc.(a)	30	6,825
IDEXX Laboratories Inc.(a)	123	28,536
Inogen Inc.(a)	39	3,405
Insulet Corp.(a)	99	8,539
Integer Holdings Corp.(a)	45	3,109
Integra LifeSciences Holdings Corp.(a)	126	6,576
Intersect ENT Inc.(a)	33	1,072
Intuitive Surgical Inc.(a)	285	145,530
iRhythm Technologies Inc.(a)	42	3,205
LeMaitre Vascular Inc.	33	953
LivaNova PLC(a)	109	7,509
Luminex Corp.	69	1,574
Masimo Corp.(a)	111	14,447
Medtronic PLC	3,159	280,551
Merit Medical Systems Inc.(a)	102	5,730
Natus Medical Inc.(a)	63	1,686
Nevro Corp.(a)	48	2,962
Novocure Ltd.(a)	75	3,305
NuVasive Inc.(a)	108	6,545
OraSure Technologies Inc.(a)	117	1,107
Patterson Companies Inc.	150	3,276
Penumbra Inc.(a)(b)	63	8,473
Quidel Corp.(a)	60	3,836
ResMed Inc.	306	31,980
STAAR Surgical Co.(a)	80	2,598
Stryker Corp.	669	126,381
Teleflex Inc.	87	24,898
Thermo Fisher Scientific Inc.	524	145,384
Varex Imaging Corp.(a)	51	1,675
Varian Medical Systems Inc.(a)	138	18,791
Wright Medical Group NV(a)	174	5,145
Zimmer Biomet Holdings Inc.	393	48,402

		1,912,443

Health Care – Services — 30.9%
Acadia Healthcare Co. Inc.(a)	192	6,148
Amedisys Inc.(a)	90	11,504
Anthem Inc.	554	145,719
Brookdale Senior Living Inc.(a)	357	2,206
Centene Corp.(a)	882	45,476
Charles River Laboratories International Inc.(a)	27	3,793

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Evolved U.S. Healthcare Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care – Services (continued)
Chemed Corp.	30	$9,803
Cigna Corp.(a)	589	93,557
Community Health Systems Inc.(a)	291	1,001
Covetrus Inc.(a)	120	3,944
DaVita Inc.(a)	344	19,003
Encompass Health Corp.	291	18,755
Ensign Group Inc. (The)	138	7,110
HCA Healthcare Inc.	776	98,730
Humana Inc.	348	88,883
Invitae Corp.(a)	148	3,496
IQVIA Holdings Inc.(a)	180	25,002
Laboratory Corp. of America Holdings(a)	227	36,302
LHC Group Inc.(a)	86	9,555
Mednax Inc.(a)	279	7,804
Molina Healthcare Inc.(a)	63	8,167
National HealthCare Corp.	24	1,810
Providence Service Corp. (The)(a)	30	1,990
Quest Diagnostics Inc.	319	30,745
Select Medical Holdings Corp.(a)	336	4,828
Syneos Health Inc.(a)	36	1,689
Teladoc Health Inc.(a)	96	5,460
Tenet Healthcare Corp.(a)	267	5,847
Tivity Health Inc.(a)	111	2,400
U.S. Physical Therapy Inc.	36	4,194
UnitedHealth Group Inc.	2,192	510,889
Universal Health Services Inc., Class B	240	30,449
WellCare Health Plans Inc.(a)	113	29,194

		1,275,453

Internet — 0.0%
HealthStream Inc.(a)	51	1,335

Pharmaceuticals — 7.4%
Akorn Inc.(a)	75	203
Allergan PLC	253	37,191
AmerisourceBergen Corp.	264	19,737
Cardinal Health Inc.	576	28,057
CVS Health Corp.	2,396	130,294
DexCom Inc.(a)	135	16,344
Diplomat Pharmacy Inc.(a)	138	770
Johnson & Johnson	179	25,275
McKesson Corp.	315	37,564
Owens & Minor Inc.	102	348
PRA Health Sciences Inc.(a)	42	4,066
Premier Inc., Class A(a)	141	4,685

		304,534

Real Estate Investment Trusts — 3.0%
CoreCivic Inc.	138	2,872
GEO Group Inc. (The)	156	3,123

Security	Shares	Value

Real Estate Investment Trusts (continued)
HCP Inc.	474	$14,116
LTC Properties Inc.	45	2,028
Medical Properties Trust Inc.	693	12,100
National Health Investors Inc.	60	4,526
Omega Healthcare Investors Inc.	201	7,113
Physicians Realty Trust	246	4,443
Sabra Health Care REIT Inc.	240	4,694
Ventas Inc.	411	25,116
Welltower Inc.	572	42,631

		122,762

Retail — 0.9%
Rite Aid Corp.(a)(b)	82	751
Walgreens Boots Alliance Inc.	710	38,035

		38,786

Software — 1.2%
Cerner Corp.(a)	593	39,405
Evolent Health Inc., Class A(a)	147	1,992
Omnicell Inc.(a)	63	5,062
Tabula Rasa HealthCare Inc.(a)	30	1,598

		48,057

Total Common Stocks — 97.5% (Cost: $3,703,995)		4,022,493

Short-Term Investments

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(c)(d)(e)	50,301	50,321
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	101,384	101,384

		151,705

Total Short-Term Investments — 3.7% (Cost: $151,701)		151,705

Total Investments in Securities — 101.2% (Cost: $3,855,696)		4,174,198

Other Assets, Less Liabilities — (1.2)%		(47,747)

Net Assets — 100.0%		$4,126,451

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Evolved U.S. Healthcare Staples ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,308	45,993	50,301	$50,321	$100	(a)	$1	$3
BlackRock Cash Funds: Treasury, SL Agency Shares	46,420	54,964	101,384	101,384	1,367		—	—

				$151,705	$1,467		$1	$3

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,022,493	$—	$—	$4,022,493
Money Market Funds	151,705	—	—	151,705

	$4,174,198	$—	$—	$4,174,198

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